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                               MFS SERIES TRUST VI
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            March 2, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust VI (the "Trust") (File No. 33-34502) on behalf of MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 1998.

         Please call the undersigned or Kate Alexander at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn